FINANCIAL ASSETS AND LIABILITIES - Schedule Of Financial Assets And Liabilities - Additional information (Details) $ in Thousands	Dec. 31, 2023 USD ($) BRL (R$)
FINANCIAL ASSETS AND LIABILITIES
Liabilities, Gross Value | $	$ 898,000
PTAX conversion rate | R$	4,841.3000